Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Loss for the period	€ (86,004)	€ (57,523)	€ (41,366)
Adjustments for the period:
Income taxes	2	2	1
Depreciation and amortisation	2,899	1,334	1,115
Net gain from disposal of leasehold improvements and equipment	0	0	34
Share-based payments	19,110	11,820	3,381
Finance income / (costs) - net	(2,117)	(6,509)	6,647
Total	(66,110)	(50,876)	(30,188)
Change in trade and other receivables	2,113	(2,369)	(1,065)
Change in inventories	(207)	(175)	50
Change in other assets and prepaid expenses	1,075	(2,274)	(1,260)
Change in trade, other payables, provisions and contract liabilities	(41,048)	(29,990)	12,848
Sub-total	(104,177)	(85,684)	(19,615)
Interest received	564	0	294
Paid interest	(1,277)	(905)	(78)
Paid income tax	(2)	(2)	(1)
Net cash used in operating activities	(104,892)	(86,591)	(19,400)
Cash flow from investing activities
Purchase of intangible assets	(37)	(1,654)	(9)
Purchase of leasehold improvements and equipment	(659)	(2,196)	(431)
Cash received from the sale of financial assets	6,301	0	0
Cash paid for investments in financial assets	0	0	(8,101)
Cash received from maturity of financial assets	0	0	16,547
Net cash generated / (used) for investing activities	5,605	(3,850)	8,006
Cash flow from financing activities
Proceeds from issue of common shares, including exercise of share-based payment awards	95,907	124,460	74,195
Transaction costs related to issue of common shares	(6,037)	(7,412)	(2,294)
Proceeds from borrowings	0	17,500	0
Transaction costs related to borrowings	0	(311)	0
Repayment of lease liabilities	(733)	(564)	(521)
Repayment of borrowings	(580)	(92)	(2,128)
Cash flow from financing activities	88,557	133,581	69,252
Exchange rate related changes of cash and cash equivalents	3,386	7,636	(6,238)
Net changes to cash and cash equivalents	(10,730)	43,140	57,858
Cash and cash equivalents at the beginning of the period	197,630	146,854	95,234
Cash and cash equivalents at the end of the period	€ 190,286	€ 197,630	€ 146,854